Significant accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	13 years
Computer and transcription equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Computer and transcription equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years